Non-financial Assets and Liabilities - Schedule of Movements Related to Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Mar. 31, 2020	Jun. 30, 2019
Deferred Tax Assets And Liabilities [Line Items]
Beginning balance	$ 11,124	$ 20,079
Charged/(credited) to:
- profit or loss	(6,158)	(8,955)
Ending balance	4,966	11,124
Tax losses (DTA)
Deferred Tax Assets And Liabilities [Line Items]
Beginning balance	(61,742)	(55,904)
Charged/(credited) to:
- profit or loss	(7,313)	(5,838)
Ending balance	(69,055)	(61,742)
Other Temporary Differences (DTA)
Deferred Tax Assets And Liabilities [Line Items]
Beginning balance	(3,687)	(669)
Charged/(credited) to:
- profit or loss	(2,033)	(3,018)
Ending balance	(5,720)	(3,687)
Intangible Assets (DTL)
Deferred Tax Assets And Liabilities [Line Items]
Beginning balance	76,553	76,652
Charged/(credited) to:
- profit or loss	3,188	(99)
Ending balance	$ 79,741	$ 76,553